TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE RECEIVABLES [abstract]
Schedule of trade receivables
	2018	2019
	RMB’000	RMB’000

Trade receivables	3,922,829	4,563,219
Including: receivables from related parties	2,949,492	3,477,558
Less: Provision for impairment of receivables	(61,212)	(61,135)
	3,861,617	4,502,084

Schedule of aging analysis of the outstanding trade receivables
	2019	2018
	RMB’000	RMB’000

Within 1 year	3,558,842	3,034,930
Over 1 year but within 2 years	747,600	524,652
Over 2 years but within 3 years	172,482	231,879
Over 3 years	84,295	131,368
	4,563,219	3,922,829

Schedule of movements on provision for impairment of trade receivables
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

At December 31	4,965	6,203	61,212
Change of accounting policy	-	60,704	-
At January 1	4,965	66,907	61,212
Provision for impairment	5,904	-	-
Reversal of impairment loss provision	-	(5,689)	-
Written-off	(4,666)	(6)	(77)
At December 31	6,203	61,212	61,135